Capital Stock - Schedule of Stock Option Transactions (Details) shares in Millions	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares) | shares	0.3	0.3	0.4
Exercised (in shares) | shares	0.0	0.0	(0.1)
Outstanding, ending balance (in shares) | shares	0.3	0.3	0.3
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted-Average Exercise Price [Roll Forward]
Weighted average exercise price, beginning balance (in dollars per share) | $ / shares	$ 12.50	$ 11.93	$ 12.14
Weighted average exercise price, exercised (in dollars per share) | $ / shares	0	0	6.20
Weighted average exercise price, beginning balance (in dollars per share) | $ / shares	$ 12.78	$ 12.50	$ 11.93